Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) $ / Perbarrel	Oct. 31, 2018 CAD ($) $ / Perbarrel
Statement [Line Items]
Increase to ACL on performing loans relative to Base Scenario | $	$ 376	$ 290
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Energy [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	25	27
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Energy [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel	45	45
Housing Price Index [Member] | Downside Scenario [member] | Real estate [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	(30.00%)	(30.00%)
Housing Price Index [Member] | Downside Scenario [member] | Real estate [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	11.00%	11.00%